SCHEDULE II - VALUATION AND QUALIFYING ACCOUNTS AND RESERVES (Details) - USD ($) $ in Thousands	12 Months Ended
	Oct. 25, 2015	Oct. 26, 2014	Oct. 27, 2013
Change in valuation and qualifying accounts and reserves
Balance at Beginning of Period	$ 4,050	$ 4,000	$ 4,000
Additions/(Benefits) Charged to Costs and Expenses	(25)	4,076	476
Additions/(Benefits) Charged to Other Accounts Describe	36	50	0
Deductions-Describe, Uncollectible accounts written off	52	4,152	497
Deductions-Describe, Recoveries on accounts previously written off	(77)	(76)	(21)
Balance at End of Period	$ 4,086	$ 4,050	$ 4,000